CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net Revenues	$ 1,388,363	$ 1,956,501
Revenues from related parties	0	139,050
Total revenues, net	1,388,363	2,095,551
Cost of revenues	768,661	1,246,737
Gross profit	619,702	848,814
Operating expenses
Selling And Marketing Expenses	360,180	721,104
Professional And Consulting Expenses	532,274	553,952
Compensation and related expenses	168,202	280,018
General and administrative expenses	226,127	257,697
Total operating expenses	1,286,783	1,812,771
Loss from operations	(667,081)	(963,957)
Other income (expenses)
Interest expense	(157,458)	(1,095,233)
Derivative Expense	0	(16,900)
Amortization of debt discount and deferred financing cost	(19,541)	(317,840)
Loss from foreign currency transactions	(1,744)	(3,925)
Fraud loss caused by computer hackers	0	(19,400)
Change in fair value of derivative liabilities	(136,151)	177,216
Interest income and other	0	164
Other income or expense	0	11,809
Gain (Loss) on Extinguishment of Debt	0	149,755
Total other expenses, net	(314,894)	(1,114,354)
Loss before provision for income taxes	(981,975)	(2,078,311)
Provision for income taxes	0	0
Net Income (Loss)	(981,975)	(2,078,311)
Losses attributable to non-controlling interest	314,920	492,725
Net income (loss) attributable to Bergio International, Inc.	(667,055)	(1,585,586)
Deemed dividends, preferred stock	0	(815,000)
Net loss available to Bergio International, Inc. common stockholders	$ (667,055)	$ (2,400,586)
Earnings Per Share, Basic	$ (0.05)	$ (0.60)
Weighted Average Number of Shares Outstanding, Basic	12,319,522	4,013,589